REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Ten and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Ten (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

Putnam VT Sustainable Future Fund
Putnam VT Mortgage Securities Fund
Putnam VT Diversified Income Fund
Putnam VT Global Asset Allocation Fund
Putnam VT Global Equity Fund
Putnam VT Global Health Care Fund
Putnam VT High Yield Fund
Putnam VT Income Fund
Putnam VT International Value Fund
Putnam VT International Equity Fund
Putnam VT Emerging Markets Equity Fund (Formerly Putnam VT International Growth Fund)
Putnam VT Multi-Cap Core Fund
Putnam VT Government Money Market Fund
Putnam VT Sustainable Leaders Fund
Putnam VT Research Fund
Putnam VT Small Cap Value Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Small Cap Growth Fund
Putnam VT Equity Income Fund
We have also audited the accompanying statements of assets and liabilities of Putnam VT Growth Opportunities Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Putnam VT Growth Opportunities Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from November 18, 2016 to December 31, 2016

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Ten as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Ten since 2002.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Sustainable Future Fund	Putnam VT Mortgage Securities Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class IA	$16,724,854	$13,877,499	$26,770,823	$39,120,935	$73,336,165	$317,653,171	$20,639,018	$30,535,840	$40,182,028	$17,389,561
class IB	2,218,477	2,385,116	2,630,736	1,766,579	1,121,712	11,484,555	1,474,008	2,370,696	4,497,488	1,745,516
Total investments	18,943,331	16,262,615	29,401,559	40,887,514	74,457,877	329,137,726	22,113,026	32,906,536	44,679,516	19,135,077
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	2,196	65,482	40,307	20,012	1,603	73,932	2,339	5,955	19,987	62,240
Other assets	3	—	—	1	—	7	—	—	—	—
Total assets	18,945,530	16,328,097	29,441,866	40,907,527	74,459,480	329,211,665	22,115,365	32,912,491	44,699,503	19,197,317

Liabilities:
Due to Sponsor Company	2,196	65,482	40,307	20,012	1,603	73,932	2,339	5,955	19,987	62,240
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	3	4	—	—	—	2	—	1	—
Total liabilities	2,196	65,485	40,311	20,012	1,603	73,932	2,341	5,955	19,988	62,240

Net assets:
For contract liabilities	$18,943,334	$16,262,612	$29,401,555	$40,887,515	$74,457,877	$329,137,733	$22,113,024	$32,906,536	$44,679,515	$19,135,077

Contract Liabilities:
class IA	$16,724,854	$13,877,500	$26,770,821	$39,120,935	$73,336,164	$317,653,178	$20,639,018	$30,535,839	$40,182,028	$17,389,561
class IB	2,218,480	2,385,112	2,630,734	1,766,580	1,121,713	11,484,555	1,474,006	2,370,697	4,497,487	1,745,516
Total contract liabilities	$18,943,334	$16,262,612	$29,401,555	$40,887,515	$74,457,877	$329,137,733	$22,113,024	$32,906,536	$44,679,515	$19,135,077

Shares:
class IA	708,680	1,533,425	4,704,890	2,148,321	3,404,650	21,304,707	1,148,526	4,846,959	3,463,968	1,680,151
class IB	94,283	264,133	460,724	95,646	52,687	789,316	85,351	380,529	392,451	170,627
Total shares	802,963	1,797,558	5,165,614	2,243,967	3,457,337	22,094,023	1,233,877	5,227,488	3,856,419	1,850,778

Cost	$12,343,406	$18,266,333	$40,360,640	$33,824,489	$50,924,058	$184,040,862	$17,179,590	$44,984,850	$47,443,601	$19,014,578

Deferred contracts in the accumulation period:
Units owned by participants #	305,088	738,353	1,079,878	557,032	1,527,526	15,063,246	540,091	507,869	955,299	813,320
Minimum unit fair value #*	$49.146995	$12.296583	$17.236261	$16.725257	$8.935505	$15.364640	$22.870557	$21.069861	$17.490119	$7.945053
Maximum unit fair value #*	$66.897025	$21.379554	$28.235252	$78.180512	$50.062070	$65.248237	$47.173861	$68.290997	$49.510501	$24.729814
Contract liability	$18,504,675	$14,023,827	$28,540,086	$39,498,711	$72,621,492	$322,577,304	$21,587,431	$31,981,831	$42,937,535	$18,746,157

Contracts in payout (annuitization) period:
Units owned by participants #	7,100	115,352	31,808	19,783	39,292	305,838	12,942	14,007	36,488	16,624
Minimum unit fair value #*	$61.784887	$18.647126	$26.240004	$21.761808	$10.232800	$17.595055	$36.502132	$25.263330	$21.013262	$14.228645
Maximum unit fair value #*	$61.784887	$19.459514	$28.235252	$75.530476	$48.588058	$22.164539	$40.752010	$66.322607	$49.510501	$24.010291
Contract liability	$438,659	$2,238,785	$861,469	$1,388,804	$1,836,385	$6,560,429	$525,593	$924,705	$1,741,980	$388,920

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Small Cap Growth Fund	Putnam VT Equity Income Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class IA	$27,592,207	$12,742,152	$31,163,450	$22,085,951	$203,795,594	$10,982,636	$18,399,000	$40,483,307	$9,406,956	$380,705,953
class IB	2,528,622	939,967	3,933,318	1,535,599	8,537,960	1,367,131	2,431,306	3,974,249	1,587,492	16,218,236
Total investments	30,120,829	13,682,119	35,096,768	23,621,550	212,333,554	12,349,767	20,830,306	44,457,556	10,994,448	396,924,189
Due from Sponsor Company	—	—	—	223,497	—	35,058	—	15,239	—	—
Receivable for fund shares sold	36,776	14,826	10,537	—	84,998	—	5,695	—	4,745	435,016
Other assets	5	—	3	6	1	4	—	—	1	—
Total assets	30,157,610	13,696,945	35,107,308	23,845,053	212,418,553	12,384,829	20,836,001	44,472,795	10,999,194	397,359,205

Liabilities:
Due to Sponsor Company	36,776	14,826	10,537	—	84,998	—	5,695	—	4,745	435,016
Payable for fund shares purchased	—	—	—	223,497	—	35,058	—	15,239	—	—
Other liabilities	—	—	—	—	—	—	2	2	—	2
Total liabilities	36,776	14,826	10,537	223,497	84,998	35,058	5,697	15,241	4,745	435,018

Net assets:
For contract liabilities	$30,120,834	$13,682,119	$35,096,771	$23,621,556	$212,333,555	$12,349,771	$20,830,304	$44,457,554	$10,994,449	$396,924,187

Contract Liabilities:
class IA	$27,592,206	$12,742,151	$31,163,451	$22,085,953	$203,795,595	$10,982,637	$18,399,001	$40,483,305	$9,406,957	$380,705,949
class IB	2,528,628	939,968	3,933,320	1,535,603	8,537,960	1,367,134	2,431,303	3,974,249	1,587,492	16,218,238
Total contract liabilities	$30,120,834	$13,682,119	$35,096,771	$23,621,556	$212,333,555	$12,349,771	$20,830,304	$44,457,554	$10,994,449	$396,924,187

Shares:
class IA	1,655,201	510,298	1,439,420	22,085,951	4,452,602	356,579	1,805,593	2,865,060	404,252	14,761,766
class IB	153,436	37,948	182,436	1,535,599	192,818	44,590	242,888	282,664	69,566	635,760
Total shares	1,808,637	548,246	1,621,856	23,621,550	4,645,420	401,169	2,048,481	3,147,724	473,818	15,397,526

Cost	$21,168,988	$7,866,313	$21,827,253	$23,621,550	$102,952,059	$6,672,836	$23,378,235	$32,318,260	$7,612,611	$329,383,366

Deferred contracts in the accumulation period:
Units owned by participants #	1,060,275	508,884	1,279,726	14,375,935	2,632,057	302,315	468,368	1,744,220	202,614	9,087,879
Minimum unit fair value #*	$9.738737	$9.010140	$2.533654	$0.821800	$13.493414	$21.202830	$28.239224	$18.983913	$43.729484	$32.442782
Maximum unit fair value #*	$30.557098	$28.670745	$41.778252	$11.059691	$88.090126	$42.870575	$51.503193	$29.532438	$59.607973	$46.016328
Contract liability	$29,574,349	$13,537,291	$34,028,765	$23,041,290	$209,627,600	$12,120,060	$20,322,391	$43,486,361	$10,935,053	$384,570,150

Contracts in payout (annuitization) period:
Units owned by participants #	19,267	5,254	38,736	364,774	35,200	6,249	11,636	38,790	1,082	291,200
Minimum unit fair value #*	$11.702015	$10.227362	$17.780788	$1.026914	$15.452249	$24.446908	$37.627460	$21.904839	$54.038113	$38.562342
Maximum unit fair value #*	$29.662962	$29.500492	$28.103751	$1.637272	$85.626217	$41.622532	$44.240772	$25.098760	$55.052811	$44.025532
Contract liability	$546,485	$144,828	$1,068,006	$580,266	$2,705,955	$229,711	$507,913	$971,193	$59,396	$12,354,037

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Putnam VT International Growth Fund. Change effective April 27, 2020.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	Putnam VT Sustainable Future Fund	Putnam VT Mortgage Securities Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$48,693	$1,718,532	$2,381,744	$832,609	$276,183	$689,426	$145,431	$1,908,417	$2,265,472	$463,951

Expenses:
Administrative charges	(22,542)	(24,570)	(43,119)	(56,696)	(102,979)	(427,112)	(29,987)	(47,204)	(66,589)	(25,450)
Mortality and expense risk charges	(201,028)	(226,234)	(381,862)	(493,033)	(867,301)	(3,635,314)	(267,847)	(412,708)	(583,782)	(222,361)
Total expenses	(223,570)	(250,804)	(424,981)	(549,729)	(970,280)	(4,062,426)	(297,834)	(459,912)	(650,371)	(247,811)
Net investment income (loss)	(174,877)	1,467,728	1,956,763	282,880	(694,097)	(3,373,000)	(152,403)	1,448,505	1,615,101	216,140

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	458,854	(572,195)	(1,843,228)	403,471	2,124,821	11,087,848	480,094	(2,304,661)	(557,415)	(339,802)
Net realized gain distributions	887,972	—	—	755,217	591,019	15,726,183	1,897,876	—	402,774	248,214
Change in unrealized appreciation (depreciation) during the period	5,391,558	(1,528,921)	(984,855)	2,540,192	3,559,126	68,899,568	681,272	2,032,010	502,404	198,100
Net gain (loss) on investments	6,738,384	(2,101,116)	(2,828,083)	3,698,880	6,274,966	95,713,599	3,059,242	(272,651)	347,763	106,512
Net increase (decrease) in net assets resulting from operations	$6,563,507	$(633,388)	$(871,320)	$3,981,760	$5,580,869	$92,340,599	$2,906,839	$1,175,854	$1,962,864	$322,652

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Small Cap Growth Fund	Putnam VT Equity Income Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$499,362	$30,858	$355,311	$47,514	$1,183,402	$85,932	$224,491	$560,967	$—	$7,259,463

Expenses:
Administrative charges	(39,708)	(16,879)	(44,686)	(33,009)	(275,528)	(15,546)	(24,613)	(60,770)	(12,511)	(547,722)
Mortality and expense risk charges	(345,000)	(147,083)	(402,090)	(289,798)	(2,373,360)	(138,202)	(218,054)	(528,094)	(110,397)	(4,627,061)
Total expenses	(384,708)	(163,962)	(446,776)	(322,807)	(2,648,888)	(153,748)	(242,667)	(588,864)	(122,908)	(5,174,783)
Net investment income (loss)	114,654	(133,104)	(91,465)	(275,293)	(1,465,486)	(67,816)	(18,176)	(27,897)	(122,908)	2,084,680

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	566,479	458,296	1,354,227	—	10,611,646	718,661	(1,305,207)	1,170,110	64,479	3,560,672
Net realized gain distributions	—	—	1,241,449	—	15,960,140	1,187,935	—	2,314,755	295,302	25,429,234
Change in unrealized appreciation (depreciation) during the period	2,071,990	2,484,450	2,355,261	—	21,429,333	70,020	1,780,603	2,067,540	3,191,096	(17,326,912)
Net gain (loss) on investments	2,638,469	2,942,746	4,950,937	—	48,001,119	1,976,616	475,396	5,552,405	3,550,877	11,662,994
Net increase (decrease) in net assets resulting from operations	$2,753,123	$2,809,642	$4,859,472	$(275,293)	$46,535,633	$1,908,800	$457,220	$5,524,508	$3,427,969	$13,747,674

The accompanying notes are an integral part of these financial statements.

(1) Formerly Putnam VT International Growth Fund. Change effective April 27, 2020.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	Putnam VT Sustainable Future Fund	Putnam VT Mortgage Securities Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(174,877)	$1,467,728	$1,956,763	$282,880	$(694,097)	$(3,373,000)	$(152,403)	$1,448,505	$1,615,101	$216,140
Net realized gain (loss) on security transactions	458,854	(572,195)	(1,843,228)	403,471	2,124,821	11,087,848	480,094	(2,304,661)	(557,415)	(339,802)
Net realized gain distributions	887,972	—	—	755,217	591,019	15,726,183	1,897,876	—	402,774	248,214
Change in unrealized appreciation (depreciation) during the period	5,391,558	(1,528,921)	(984,855)	2,540,192	3,559,126	68,899,568	681,272	2,032,010	502,404	198,100
Net increase (decrease) in net assets resulting from operations	6,563,507	(633,388)	(871,320)	3,981,760	5,580,869	92,340,599	2,906,839	1,175,854	1,962,864	322,652

Unit transactions:
Purchases	9,605	112,607	85,549	248,634	379,805	1,041,598	6,235	82,415	528,709	104,635
Net transfers	(497,850)	(407,956)	(208,182)	(567,529)	(1,604,978)	(6,236,937)	(356,045)	(558,142)	2,419,584	(215,487)
Surrenders for benefit payments and fees	(1,072,503)	(3,083,020)	(2,127,768)	(2,868,516)	(5,355,889)	(16,146,808)	(1,664,603)	(2,399,091)	(3,416,373)	(1,054,534)
Other transactions	(62)	302	91	(97)	(1,093)	3,677	(796)	61	1,353	25
Death benefits	(367,567)	(917,653)	(911,839)	(1,206,135)	(1,716,573)	(5,639,234)	(485,347)	(627,749)	(1,735,167)	(425,279)
Net annuity transactions	18,961	1,830,495	35,444	(216,751)	(520,351)	(1,357,712)	(110,465)	(220,644)	(511,314)	(115,354)
Net increase (decrease) in net assets resulting from unit transactions	(1,909,416)	(2,465,225)	(3,126,705)	(4,610,394)	(8,819,079)	(28,335,416)	(2,611,021)	(3,723,150)	(2,713,208)	(1,705,994)
Net increase (decrease) in net assets	4,654,091	(3,098,613)	(3,998,025)	(628,634)	(3,238,210)	64,005,183	295,818	(2,547,296)	(750,344)	(1,383,342)

Net assets:
Beginning of period	14,289,243	19,361,225	33,399,580	41,516,149	77,696,087	265,132,550	21,817,206	35,453,832	45,429,859	20,518,419
End of period	$18,943,334	$16,262,612	$29,401,555	$40,887,515	$74,457,877	$329,137,733	$22,113,024	$32,906,536	$44,679,515	$19,135,077

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Small Cap Growth Fund	Putnam VT Equity Income Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$114,654	$(133,104)	$(91,465)	$(275,293)	$(1,465,486)	$(67,816)	$(18,176)	$(27,897)	$(122,908)	$2,084,680
Net realized gain (loss) on security transactions	566,479	458,296	1,354,227	—	10,611,646	718,661	(1,305,207)	1,170,110	64,479	3,560,672
Net realized gain distributions	—	—	1,241,449	—	15,960,140	1,187,935	—	2,314,755	295,302	25,429,234
Change in unrealized appreciation (depreciation) during the period	2,071,990	2,484,450	2,355,261	—	21,429,333	70,020	1,780,603	2,067,540	3,191,096	(17,326,912)
Net increase (decrease) in net assets resulting from operations	2,753,123	2,809,642	4,859,472	(275,293)	46,535,633	1,908,800	457,220	5,524,508	3,427,969	13,747,674

Unit transactions:
Purchases	109,342	11,634	256,940	416,671	518,744	36,797	19,865	285,940	1,570	2,306,356
Net transfers	(461,701)	(360,261)	241,879	10,189,318	(5,453,567)	35,443	69,825	738,033	115,040	(7,865,433)
Surrenders for benefit payments and fees	(1,687,660)	(770,579)	(2,381,077)	(4,565,296)	(11,786,241)	(522,154)	(993,757)	(2,832,669)	(388,531)	(23,076,444)
Other transactions	72	(116)	534	24	1,878	(30)	(260)	(58)	2	6,867
Death benefits	(524,031)	(201,306)	(1,091,460)	(1,900,069)	(4,518,880)	(305,925)	(197,678)	(1,451,903)	(73,571)	(11,018,143)
Net annuity transactions	(109,605)	(18,113)	(187,554)	(67,725)	(583,042)	(58,665)	(52,579)	(245,568)	3,307	(2,566,657)
Net increase (decrease) in net assets resulting from unit transactions	(2,673,583)	(1,338,741)	(3,160,738)	4,072,923	(21,821,108)	(814,534)	(1,154,584)	(3,506,225)	(342,183)	(42,213,454)
Net increase (decrease) in net assets	79,540	1,470,901	1,698,734	3,797,630	24,714,525	1,094,266	(697,364)	2,018,283	3,085,786	(28,465,780)

Net assets:
Beginning of period	30,041,294	12,211,218	33,398,037	19,823,926	187,619,030	11,255,505	21,527,668	42,439,271	7,908,663	425,389,967
End of period	$30,120,834	$13,682,119	$35,096,771	$23,621,556	$212,333,555	$12,349,771	$20,830,304	$44,457,554	$10,994,449	$396,924,187

The accompanying notes are an integral part of these financial statements.

(1) Formerly Putnam VT International Growth Fund. Change effective April 27, 2020.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	Putnam VT Sustainable Future Fund	Putnam VT Mortgage Securities Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(87,598)	$185,141	$711,333	$142,198	$(923,350)	$(2,654,997)	$(240,955)	$1,757,968	$905,646	$297,469
Net realized gain (loss) on security transactions	67,527	(184,065)	(1,634,280)	421,661	2,389,673	7,805,579	205,974	(2,998,444)	(757,722)	(220,212)
Net realized gain distributions	3,352,531	—	—	1,330,028	4,619,608	33,320,692	923,722	—	320,195	1,116,284
Change in unrealized appreciation (depreciation) during the period	159,354	2,104,036	4,073,120	4,243,482	8,153,877	35,614,905	4,235,149	5,710,250	4,103,821	2,221,855
Net increase (decrease) in net assets resulting from operations	3,491,814	2,105,112	3,150,173	6,137,369	14,239,808	74,086,179	5,123,890	4,469,774	4,571,940	3,415,396

Unit transactions:
Purchases	50,370	124,384	110,809	155,996	349,299	1,363,427	68,012	116,287	162,572	62,674
Net transfers	(361,595)	368,614	1,520,114	(1,123,626)	(1,858,582)	(3,212,166)	(358,677)	(171,577)	2,065,285	(34,253)
Net interfund transfers due to corporate actions	—	—	—	—	21,474,863	—	—	—	—	—
Surrenders for benefit payments and fees	(1,403,181)	(1,255,430)	(2,762,365)	(3,393,657)	(5,708,176)	(19,832,246)	(1,992,067)	(3,222,796)	(4,079,142)	(1,488,822)
Other transactions	46	421	102	(705)	2,825	2,038	(125)	(5)	5	403
Death benefits	(261,142)	(424,295)	(1,243,816)	(886,056)	(2,106,675)	(6,652,262)	(361,165)	(1,784,247)	(1,545,242)	(677,933)
Net annuity transactions	4,144	(11,033)	(228,986)	(149,523)	440,088	(979,397)	(61,376)	(301,687)	(438,848)	(94,263)
Net increase (decrease) in net assets resulting from unit transactions	(1,971,358)	(1,197,339)	(2,604,142)	(5,397,571)	12,593,642	(29,310,606)	(2,705,398)	(5,364,025)	(3,835,370)	(2,232,194)
Net increase (decrease) in net assets	1,520,456	907,773	546,031	739,798	26,833,450	44,775,573	2,418,492	(894,251)	736,570	1,183,202

Net assets:
Beginning of period	12,768,787	18,453,452	32,853,549	40,776,351	50,862,637	220,356,977	19,398,714	36,348,083	44,693,289	19,335,217
End of period	$14,289,243	$19,361,225	$33,399,580	$41,516,149	$77,696,087	$265,132,550	$21,817,206	$35,453,832	$45,429,859	$20,518,419

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Putnam VT International Equity Fund	Putnam VT International Growth Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$61,225	$(170,004)	$(22,156)	$71,635	$(1,303,491)	$(5,954)	$(107,339)	$65,915	$(105,903)
Net realized gain (loss) on security transactions	632,455	366,535	1,389,233	—	10,147,820	939,416	(1,657,396)	904,213	(57,024)
Net realized gain distributions	51,608	1,408,166	3,334,420	—	24,976,920	1,192,625	2,335,135	1,852,770	851,085
Change in unrealized appreciation (depreciation) during the period	5,419,908	901,179	3,563,486	—	18,034,940	835,346	3,789,227	5,260,414	1,417,941
Net increase (decrease) in net assets resulting from operations	6,165,196	2,505,876	8,264,983	71,635	51,856,189	2,961,433	4,359,627	8,083,312	2,106,099

Unit transactions:
Purchases	110,405	54,771	184,707	217,070	559,894	12,933	162,524	72,345	122,884
Net transfers	(527,697)	(284,948)	(331,830)	2,354,764	(1,340,337)	(11,606)	(152,609)	2,482,781	352,755
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,373,796)	(916,174)	(2,636,023)	(3,293,313)	(14,551,656)	(1,290,426)	(2,136,553)	(3,085,006)	(482,202)
Other transactions	934	(18)	46	245	1,615	(11)	(634)	41	10
Death benefits	(623,391)	(352,300)	(938,218)	(735,996)	(3,948,280)	(180,422)	(714,889)	(1,455,284)	(187,132)
Net annuity transactions	(101,353)	(54,899)	(269,940)	(67,499)	(521,421)	(104,312)	(135,488)	(132,427)	(36,996)
Net increase (decrease) in net assets resulting from unit transactions	(3,514,898)	(1,553,568)	(3,991,258)	(1,524,729)	(19,800,185)	(1,573,844)	(2,977,649)	(2,117,550)	(230,681)
Net increase (decrease) in net assets	2,650,298	952,308	4,273,725	(1,453,094)	32,056,004	1,387,589	1,381,978	5,965,762	1,875,418

Net assets:
Beginning of period	27,390,996	11,258,910	29,124,312	21,277,020	155,563,026	9,867,916	20,145,690	36,473,509	6,033,245
End of period	$30,041,294	$12,211,218	$33,398,037	$19,823,926	$187,619,030	$11,255,505	$21,527,668	$42,439,271	$7,908,663

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

Putnam VT Equity Income Fund
Sub-Account

Operations:
Net investment income (loss)	$3,571,129
Net realized gain (loss) on security transactions	7,631,985
Net realized gain distributions	35,444,094
Change in unrealized appreciation (depreciation) during the period	55,839,041
Net increase (decrease) in net assets resulting from operations	102,486,249

Unit transactions:
Purchases	2,080,758
Net transfers	(6,622,098)
Net interfund transfers due to corporate actions	—
Surrenders for benefit payments and fees	(32,922,527)
Other transactions	3,102
Death benefits	(13,649,136)
Net annuity transactions	(3,293,267)
Net increase (decrease) in net assets resulting from unit transactions	(54,403,168)
Net increase (decrease) in net assets	48,083,081

Net assets:
Beginning of period	377,306,886
End of period	$425,389,967

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Ten (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is owned by Talcott Resolution Life Insurance Company which is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

The Account is comprised of the following Sub-Accounts:

Putnam VT Sustainable Future Fund, Putnam VT Mortgage Securities Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth Opportunities Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Emerging Markets Equity Fund (Formerly Putnam VT International Growth Fund), Putnam VT Multi-Cap Core Fund, Putnam VT Government Money Market Fund, Putnam VT Sustainable Leaders Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Small Cap Growth Fund, Putnam VT Equity Income Fund.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Sustainable Future Fund	$1,694,720	$2,891,045
Putnam VT Mortgage Securities Fund	$3,393,244	$4,390,742
Putnam VT Diversified Income Fund	$3,191,778	$4,361,717
Putnam VT Global Asset Allocation Fund	$1,895,955	$5,468,253
Putnam VT Global Equity Fund	$1,000,131	$9,922,288
Putnam VT Growth Opportunities Fund	$17,364,876	$33,347,125
Putnam VT Global Health Care Fund	$2,492,792	$3,358,340
Putnam VT High Yield Fund	$2,771,083	$5,045,730
Putnam VT Income Fund	$5,809,748	$6,505,080
Putnam VT International Value Fund	$992,334	$2,233,975
Putnam VT International Equity Fund	$962,275	$3,521,205
Putnam VT Emerging Markets Equity Fund+	$415,348	$1,887,195
Putnam VT Multi-Cap Core Fund	$2,981,842	$4,992,596
Putnam VT Government Money Market Fund	$14,340,146	$10,542,517
Putnam VT Sustainable Leaders Fund	$17,426,661	$24,753,116
Putnam VT Research Fund	$2,022,479	$1,716,896
Putnam VT Small Cap Value Fund	$1,975,724	$3,148,486
Putnam VT George Putnam Balanced Fund	$4,441,086	$5,660,452
Putnam VT Small Cap Growth Fund	$1,277,094	$1,446,882
Putnam VT Equity Income Fund	$34,167,568	$48,867,104

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Putnam VT Sustainable Future Fund	20,054	62,419	(42,365)
Putnam VT Mortgage Securities Fund	215,206	346,882	(131,676)
Putnam VT Diversified Income Fund	46,525	168,126	(121,601)
Putnam VT Global Asset Allocation Fund	12,763	84,298	(71,535)
Putnam VT Global Equity Fund	14,937	229,139	(214,202)
Putnam VT Growth Opportunities Fund	100,556	1,712,445	(1,611,889)
Putnam VT Global Health Care Fund	25,451	98,923	(73,472)
Putnam VT High Yield Fund	17,729	84,020	(66,291)
Putnam VT Income Fund	84,214	146,498	(62,284)
Putnam VT International Value Fund	24,743	108,747	(84,004)
Putnam VT International Equity Fund	26,448	142,539	(116,091)
Putnam VT Emerging Markets Equity Fund+	27,105	88,448	(61,343)
Putnam VT Multi-Cap Core Fund	73,683	206,510	(132,827)
Putnam VT Government Money Market Fund	8,906,953	6,327,530	2,579,423
Putnam VT Sustainable Leaders Fund	16,808	372,226	(355,418)
Putnam VT Research Fund	21,839	47,261	(25,422)
Putnam VT Small Cap Value Fund	58,343	87,871	(29,528)
Putnam VT George Putnam Balanced Fund	82,115	236,997	(154,882)
Putnam VT Small Cap Growth Fund	25,574	36,782	(11,208)
Putnam VT Equity Income Fund	94,847	1,224,632	(1,129,785)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Putnam VT Sustainable Future Fund	25,552	78,271	(52,719)
Putnam VT Mortgage Securities Fund	103,412	165,720	(62,308)
Putnam VT Diversified Income Fund	75,904	177,207	(101,303)
Putnam VT Global Asset Allocation Fund	21,660	112,744	(91,084)
Putnam VT Global Equity Fund	578,910	257,056	321,854
Putnam VT Growth Opportunities Fund	141,031	2,238,809	(2,097,778)
Putnam VT Global Health Care Fund	11,134	101,066	(89,932)
Putnam VT High Yield Fund	17,078	109,624	(92,546)
Putnam VT Income Fund	67,461	167,387	(99,926)
Putnam VT International Value Fund	19,141	129,085	(109,944)
Putnam VT International Equity Fund	28,203	181,220	(153,017)
Putnam VT International Growth Fund	8,994	99,126	(90,132)
Putnam VT Multi-Cap Core Fund	43,783	231,607	(187,824)
Putnam VT Government Money Market Fund	5,707,562	6,929,532	(1,221,970)
Putnam VT Sustainable Leaders Fund	66,889	415,364	(348,475)
Putnam VT Research Fund	10,197	65,462	(55,265)
Putnam VT Small Cap Value Fund	63,469	137,893	(74,424)
Putnam VT George Putnam Balanced Fund	122,082	226,507	(104,425)
Putnam VT Small Cap Growth Fund	30,722	38,144	(7,422)
Putnam VT Equity Income Fund	84,275	1,591,152	(1,506,877)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Sustainable Future Fund
2020	312,188	$52.141974	to	$66.897025	$18,943,334	0.95%	to	2.70%	0.10%	to	0.34%	48.56%	to	51.55%
2019	354,553	$35.097735	to	$44.141912	$14,289,243	0.95%	to	2.70%	0.58%	to	0.92%	26.55%	to	29.09%
2018	407,272	$27.733367	to	$34.195005	$12,768,787	0.95%	to	2.70%	0.56%	to	0.84%	(7.47)%	to	(5.54)%
2017	462,727	$29.973806	to	$36.202219	$15,405,520	0.95%	to	2.70%	0.79%	to	1.01%	7.76%	to	9.90%
2016	541,598	$27.814575	to	$32.942545	$16,490,986	0.95%	to	2.70%	0.64%	to	0.67%	9.98%	to	12.16%
Putnam VT Mortgage Securities Fund
2020	853,705	$12.296583	to	$21.379554	$16,262,612	0.95%	to	2.70%	9.49%	to	9.52%	(4.18)%	to	(2.21)%
2019	985,381	$12.833435	to	$21.863813	$19,361,225	0.95%	to	2.70%	2.20%	to	2.42%	10.18%	to	12.29%
2018	1,047,690	$11.647278	to	$19.471477	$18,453,452	0.95%	to	2.70%	2.75%	to	2.97%	(3.54)%	to	(1.56)%
2017	1,195,827	$12.075294	to	$19.780179	$21,483,041	0.95%	to	2.70%	2.35%	to	2.61%	(0.76)%	to	1.30%
2016	1,365,976	$12.167299	to	$19.526498	$24,357,312	0.95%	to	2.70%	1.86%	to	2.08%	(2.47)%	to	(0.59)%
Putnam VT Diversified Income Fund
2020	1,111,686	$18.576488	to	$28.235252	$29,401,555	0.95%	to	2.70%	7.68%	to	7.82%	(3.54)%	to	(1.84)%
2019	1,233,287	$19.259015	to	$28.764874	$33,399,580	0.95%	to	2.70%	3.27%	to	3.30%	8.27%	to	10.18%
2018	1,334,590	$17.788260	to	$26.107485	$32,853,549	0.95%	to	2.70%	4.18%	to	4.21%	(3.62)%	to	(1.92)%
2017	1,492,762	$18.456355	to	$26.618045	$37,508,346	0.95%	to	2.70%	5.60%	to	5.68%	4.27%	to	6.11%
2016	1,665,764	$17.700565	to	$25.085304	$39,548,545	0.95%	to	2.70%	7.22%	to	7.32%	2.61%	to	4.42%
Putnam VT Global Asset Allocation Fund
2020	576,815	$16.725257	to	$78.180512	$40,887,515	0.95%	to	2.45%	1.75%	to	1.88%	9.59%	to	11.25%
2019	648,350	$15.261337	to	$70.275940	$41,516,149	0.95%	to	2.45%	1.43%	to	1.46%	14.30%	to	16.02%
2018	739,434	$13.352269	to	$60.570395	$40,776,351	0.95%	to	2.45%	1.75%	to	2.21%	(9.50)%	to	(8.14)%
2017	835,444	$14.754504	to	$65.934487	$49,992,065	0.95%	to	2.45%	1.44%	to	1.46%	12.55%	to	14.25%
2016	946,178	$13.109679	to	$57.712472	$49,826,964	0.95%	to	2.45%	1.91%	to	1.92%	4.13%	to	5.70%
Putnam VT Global Equity Fund
2020	1,566,818	$11.840529	to	$50.062070	$74,457,877	0.95%	to	2.45%	—%	to	0.17%	7.41%	to	9.03%
2019	1,781,020	$13.066112	to	$45.916547	$77,696,087	0.95%	to	2.45%	—%	to	—%	23.54%	to	25.40%
2018	1,459,166	$10.576753	to	$36.615818	$50,862,637	0.95%	to	2.45%	0.32%	to	0.38%	(14.55)%	to	(13.26)%
2017	1,618,992	$12.378232	to	$42.213979	$65,343,287	0.95%	to	2.45%	1.37%	to	1.63%	25.27%	to	27.17%
2016	1,819,993	$9.880874	to	$33.196046	$57,782,453	0.95%	to	2.45%	1.07%	to	1.08%	(1.37)%	to	0.12%
Putnam VT Growth Opportunities Fund
2020	15,369,084	$23.634170	to	$59.239004	$329,137,733	0.95%	to	2.70%	0.05%	to	0.26%	35.02%	to	37.77%
2019	16,980,973	$17.154440	to	$43.875674	$265,132,550	0.95%	to	2.70%	0.14%	to	0.38%	33.10%	to	35.82%
2018	19,078,751	$12.630695	to	$32.963268	$220,356,977	0.95%	to	2.70%	—%	to	0.05%	(0.35)%	to	1.63%
2017	21,214,481	$12.427832	to	$33.078312	$242,150,791	0.95%	to	2.70%	0.10%	to	0.15%	27.42%	to	30.06%
2016♦	23,741,821	$9.555641	to	$25.960263	$209,416,317	0.95%	to	2.70%	—%	to	0.33%	3.68%	to	5.71%
Putnam VT Global Health Care Fund
2020	553,033	$22.870557	to	$47.173861	$22,113,024	0.95%	to	2.50%	0.49%	to	0.69%	13.41%	to	15.37%
2019	626,505	$20.166674	to	$40.888331	$21,817,206	0.95%	to	2.50%	—%	to	0.24%	27.08%	to	29.35%
2018	716,438	$15.869360	to	$31.610742	$19,398,714	0.95%	to	2.50%	0.96%	to	1.17%	(3.05)%	to	(1.23)%
2017	786,803	$16.368169	to	$32.005667	$21,635,233	0.95%	to	2.50%	0.52%	to	0.75%	12.45%	to	14.50%
2016	889,878	$14.555541	to	$27.951628	$21,493,311	0.95%	to	2.50%	—%	to	—%	(13.54)%	to	(11.98)%
Putnam VT High Yield Fund
2020	521,876	$22.531352	to	$68.290997	$32,906,536	0.95%	to	2.70%	5.59%	to	5.67%	2.40%	to	4.21%
2019	588,167	$22.002430	to	$65.531296	$35,453,832	0.95%	to	2.70%	5.81%	to	5.88%	11.35%	to	13.31%
2018	680,713	$19.759776	to	$57.831439	$36,348,083	0.95%	to	2.70%	5.78%	to	5.78%	(6.62)%	to	(4.97)%
2017	783,758	$21.161225	to	$60.858411	$43,809,228	0.95%	to	2.70%	5.79%	to	5.81%	4.13%	to	5.97%
2016	880,831	$20.321915	to	$57.430904	$46,887,460	0.95%	to	2.70%	6.28%	to	6.42%	12.47%	to	14.46%
Putnam VT Income Fund
2020	991,787	$19.441075	to	$49.510501	$44,679,515	0.95%	to	2.70%	4.76%	to	5.79%	2.91%	to	4.73%
2019	1,054,071	$18.890668	to	$47.274454	$45,429,859	0.95%	to	2.70%	3.08%	to	3.17%	8.91%	to	10.84%
2018	1,153,997	$17.344757	to	$42.652976	$44,693,289	0.95%	to	2.70%	3.11%	to	3.39%	(2.47)%	to	(0.75)%
2017	1,305,740	$17.783754	to	$42.973826	$50,865,581	0.95%	to	2.70%	4.26%	to	4.36%	2.78%	to	4.60%
2016	1,445,438	$17.302372	to	$41.085407	$53,928,717	0.95%	to	2.70%	4.43%	to	4.43%	(0.72)%	to	1.03%
Putnam VT International Value Fund
2020	829,944	$15.504228	to	$24.729814	$19,135,077	0.95%	to	2.70%	2.45%	to	2.98%	1.17%	to	2.96%
2019	913,948	$15.324474	to	$24.019105	$20,518,419	0.95%	to	2.70%	2.59%	to	2.63%	17.02%	to	19.09%
2018	1,023,892	$13.095323	to	$20.169549	$19,335,217	0.95%	to	2.70%	2.00%	to	2.02%	(19.81)%	to	(18.39)%
2017	1,169,474	$16.330459	to	$24.715629	$27,151,979	0.95%	to	2.70%	1.45%	to	1.53%	21.38%	to	23.52%
2016	1,335,275	$13.454449	to	$20.009952	$25,162,449	0.95%	to	2.70%	2.36%	to	2.38%	(1.59)%	to	0.15%
Putnam VT International Equity Fund
2020	1,079,542	$17.975032	to	$30.557098	$30,120,834	0.95%	to	2.70%	1.61%	to	2.48%	9.11%	to	11.04%
2019	1,195,633	$16.474127	to	$27.519993	$30,041,294	0.95%	to	2.70%	1.36%	to	1.36%	21.82%	to	23.97%
2018	1,348,650	$13.522987	to	$22.198742	$27,390,996	0.95%	to	2.70%	1.37%	to	1.38%	(21.27)%	to	(19.88)%
2017	1,508,666	$17.176260	to	$27.706212	$38,127,040	0.95%	to	2.70%	2.20%	to	2.28%	23.21%	to	25.38%
2016	1,688,766	$13.940529	to	$22.097112	$33,966,022	0.95%	to	2.70%	3.33%	to	4.26%	(5.05)%	to	(3.38)%
Putnam VT Emerging Markets Equity Fund+
2020	514,138	$14.484484	to	$29.500492	$13,682,119	0.95%	to	2.50%	0.04%	to	0.04%	24.78%	to	26.73%
2019	575,481	$11.607900	to	$23.278449	$12,211,218	0.95%	to	2.50%	—%	to	—%	21.85%	to	23.75%
2018	665,614	$9.526472	to	$18.810877	$11,258,910	0.95%	to	2.50%	—%	to	—%	(20.65)%	to	(19.41)%
2017	789,184	$12.005521	to	$23.341062	$16,450,178	0.95%	to	2.50%	1.03%	to	1.09%	31.71%	to	33.76%
2016	739,180	$9.115281	to	$17.449621	$12,311,447	0.95%	to	2.50%	0.93%	to	0.94%	(9.02)%	to	(7.60)%
Putnam VT Multi-Cap Core Fund
2020	1,318,462	$28.933879	to	$37.920358	$35,096,771	0.95%	to	2.70%	0.84%	to	1.33%	14.20%	to	16.22%
2019	1,451,289	$24.896490	to	$33.204873	$33,398,037	0.95%	to	2.70%	1.11%	to	1.11%	28.13%	to	30.39%
2018	1,639,113	$19.094056	to	$25.914971	$29,124,312	0.95%	to	2.70%	1.08%	to	1.13%	(10.10)%	to	(8.51)%
2017	1,834,131	$20.869478	to	$28.825012	$35,742,589	0.95%	to	2.70%	1.08%	to	1.09%	19.59%	to	21.70%
2016	2,100,537	$17.148887	to	$24.103900	$33,810,242	0.95%	to	2.70%	1.33%	to	1.49%	9.07%	to	10.99%
Putnam VT Government Money Market Fund
2020	14,740,709	$1.141719	to	$7.755505	$23,621,556	0.95%	to	2.40%	0.16%	to	0.20%	(2.19)%	to	(0.70)%
2019	12,161,286	$1.149807	to	$7.928964	$19,823,926	0.95%	to	2.40%	1.55%	to	1.79%	(0.86)%	to	0.84%
2018	13,383,256	$1.140187	to	$7.997360	$21,277,020	0.95%	to	2.40%	1.29%	to	1.42%	(1.22)%	to	0.47%
2017	14,178,999	$1.134809	to	$8.096065	$22,647,772	0.95%	to	2.40%	0.26%	to	0.47%	(2.13)%	to	(0.48)%
2016	16,115,493	$1.140318	to	$8.272525	$25,994,878	0.95%	to	2.40%	0.01%	to	0.01%	(2.36)%	to	(0.93)%
Putnam VT Sustainable Leaders Fund
2020	2,667,257	$48.800617	to	$88.090126	$212,333,555	0.95%	to	2.70%	0.40%	to	0.53%	25.32%	to	27.53%
2019	3,022,675	$38.941860	to	$69.075428	$187,619,030	0.95%	to	2.70%	0.44%	to	0.46%	32.73%	to	35.07%
2018	3,371,150	$29.339187	to	$51.140659	$155,563,026	0.95%	to	2.70%	—%	to	—%	(4.15)%	to	(2.46)%
2017	3,811,323	$30.609564	to	$52.429064	$178,428,450	0.95%	to	2.70%	0.62%	to	0.65%	25.78%	to	28.00%
2016	4,263,564	$24.335135	to	$40.959781	$155,520,870	0.95%	to	2.70%	0.71%	to	0.75%	4.92%	to	6.77%
Putnam VT Research Fund
2020	308,564	$41.213193	to	$42.870575	$12,349,771	0.95%	to	2.70%	0.57%	to	0.72%	16.72%	to	18.78%
2019	333,986	$35.308450	to	$36.091491	$11,255,505	0.95%	to	2.70%	1.11%	to	1.16%	29.69%	to	31.98%
2018	389,251	$27.224872	to	$27.346562	$9,867,916	0.95%	to	2.70%	—%	to	—%	(7.25)%	to	(5.61)%
2017	465,657	$28.972389	to	$29.352937	$12,507,953	0.95%	to	2.70%	0.63%	to	0.65%	20.06%	to	22.18%
2016	524,585	$23.712987	to	$24.448177	$11,545,640	0.95%	to	2.70%	1.50%	to	1.57%	7.15%	to	9.04%
Putnam VT Small Cap Value Fund
2020	480,004	$28.239224	to	$51.503193	$20,830,304	0.95%	to	2.70%	1.25%	to	1.40%	1.19%	to	3.24%
2019	509,532	$27.905966	to	$49.886273	$21,527,668	0.95%	to	2.70%	0.65%	to	0.93%	20.93%	to	23.36%
2018	583,956	$23.075216	to	$40.441079	$20,145,690	0.95%	to	2.70%	0.41%	to	0.65%	(22.06)%	to	(20.45)%
2017	660,092	$29.607146	to	$50.837479	$28,736,113	0.95%	to	2.70%	0.68%	to	0.89%	5.00%	to	7.12%
2016	785,951	$28.197366	to	$47.456476	$31,943,013	0.95%	to	2.70%	1.22%	to	1.42%	24.10%	to	26.58%
Putnam VT George Putnam Balanced Fund
2020	1,783,010	$26.803027	to	$27.922131	$44,457,554	0.95%	to	2.70%	1.50%	to	2.15%	12.33%	to	14.52%
2019	1,937,892	$23.860496	to	$24.382546	$42,439,271	0.95%	to	2.70%	1.39%	to	1.57%	20.70%	to	23.17%
2018	2,042,317	$19.767742	to	$19.795260	$36,473,509	0.95%	to	2.70%	0.70%	to	0.90%	(5.72)%	to	(3.74)%
2017	2,236,834	$20.563990	to	$20.967595	$41,674,261	0.95%	to	2.70%	1.56%	to	1.75%	12.02%	to	14.20%
2016	2,506,266	$18.006388	to	$18.717528	$41,085,488	0.95%	to	2.70%	1.79%	to	1.99%	5.13%	to	7.37%
Putnam VT Small Cap Growth Fund
2020	203,696	$43.729484	to	$59.607973	$10,994,449	0.95%	to	2.45%	—%	to	—%	44.78%	to	47.37%
2019	214,904	$30.203537	to	$40.448478	$7,908,663	0.95%	to	2.45%	—%	to	0.04%	34.13%	to	36.43%
2018	222,326	$22.518746	to	$29.647765	$6,033,245	0.95%	to	2.45%	—%	to	0.20%	(15.93)%	to	(14.46)%
2017	256,833	$26.784424	to	$34.659797	$8,160,158	0.95%	to	2.45%	0.48%	to	0.69%	5.32%	to	7.24%
2016	298,286	$25.431742	to	$32.319229	$8,898,071	0.95%	to	2.45%	0.76%	to	1.03%	12.72%	to	14.68%
Putnam VT Equity Income Fund
2020	9,379,079	$32.442782	to	$46.016328	$396,924,187	0.95%	to	2.70%	2.05%	to	2.10%	2.99%	to	5.05%
2019	10,508,864	$31.502410	to	$43.802389	$425,389,967	0.95%	to	2.70%	2.02%	to	2.32%	26.94%	to	29.50%
2018	12,015,741	$24.817746	to	$33.824937	$377,306,886	0.95%	to	2.70%	0.71%	to	0.91%	(10.93)%	to	(9.14)%
2017	13,513,062	$27.862338	to	$37.227650	$469,145,243	0.95%	to	2.70%	0.71%	to	1.37%	15.61%	to	17.93%
2016	3,518,229	$24.100176	to	$31.566802	$103,606,684	0.95%	to	2.70%	1.92%	to	1.98%	10.62%	to	12.88%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.